INVESTMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Principal protected notes, fair value	$ 2,658,284
Principal protected notes, unrealized interest income	$ 11,684
Principal protected notes, maturity date	Nov. 22, 2021
Principal protected notes purchased	$ 2,646,600
Unrealized gain (loss) on marketable securities	6,299	(19,197)	(57,269)
Gross proceeds for common shares	$ (936,119)	$ (780,188)	$ 96,760
Great Thunder Gold Corp [Member]
Statement [Line Items]
Sale of common shares	2,704
Gross proceeds for common shares	$ 379
Gain on sale of investments	$ 595	$ 14,635	$ 93,693
Levon acquisition by Discovery [Member]
Statement [Line Items]
Description of acquisition	Discovery Metals Corp. (“Discovery”) acquired Levon Resources Ltd. (“Levon”). As a result of the transaction, the Company received 20,350 common shares of Discovery in exchange for the previously-owned 37,000 common shares of Levon
Common stock shares of Levon exchanged under acquision	37,000
Common stock shares of Discovery metal received under acquisition	20,350